Debt - Summary of Debt (Parenthetical) (Detail) - USD ($)		12 Months Ended
	Jun. 22, 2017	Dec. 31, 2017	Dec. 31, 2013	Dec. 31, 2016
1.0 Billion Notes [member]
Disclosure of detailed information about borrowings [line items]
Notional amount of debt		$ 1,000,000,000
Proceeds from issuance of notes, net of transaction costs			$ 988,000,000
$1.5 Billion Notes [member]
Disclosure of detailed information about borrowings [line items]
Notional amount of debt		$ 1,500,000,000
Proceeds from issuance of notes, net of transaction costs			$ 1,480,000,000
7-Year Notes [member] | 1.0 Billion Notes [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		3.625%
Duration of borrowings		7 years
Maturity of debt		June 2021
Notional amount of debt		$ 550,000,000
Effective interest rates		3.75%
30-Year Notes [member] | 1.0 Billion Notes [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		5.45%
Duration of borrowings		30 years
Maturity of debt		June 2044
Notional amount of debt		$ 450,000,000
Effective interest rates		5.49%
5-Year Notes [member] | $1.5 Billion Notes [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		2.125%
Duration of borrowings		5 years
Maturity of debt		March 2018
Notional amount of debt		$ 500,000,000
Effective interest rates		2.37%
10-Year Notes [member] | $1.5 Billion Notes [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		3.70%
Duration of borrowings		10 years
Maturity of debt		March 2023
Notional amount of debt		$ 1,000,000,000
Effective interest rates		3.84%
Three Point Zero Billion Revolving Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Revolving credit facility amount	$ 3,000,000,000
Credit facility extended maturity date	Jun. 22, 2022
Three Point Zero Billion Revolving Credit Facility [member] | LIBOR [member]
Disclosure of detailed information about borrowings [line items]
Interest rate spread on LIBOR		1.50%
Three Point Zero Billion Revolving Credit Facility [member] | average Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		3.20%		2.40%